                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/01
                                                --------

Check here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ]   is a restatement.
                                    [ ]   adds new holdings
                                          entries.

Institutional Investment Manager Filing this Report:

Name:              Petros Advisors LLC
             --------------------------------------
Address:           8711 E. Pinnacle Peak Road, F207
             --------------------------------------
                   Scottsdale, AZ 85255
             --------------------------------------

Form 13F File Number: 28-  6013           (first filing)


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Andrew Brinkman
             --------------------------------------
Title:             Chief Operating Officer
             --------------------------------------
Phone:             (480) 585-5844
             --------------------------------------

Signature, Place, and Date of Signing:


Andrew J. Brinkman               Scottsdale, AZ                       07/25/2001
------------------              ----------------                      ----------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name
      28-
         -------------------       -------------------------------
      [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               N/A
                                              ---------

Form 13F Information Table Entry Total:          43
                                              ---------

Form 13F Information Table Value Total:       $  90,207
                                              ---------
                                             (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number          Name
                   28-
    -----             -------------------       -------------------------------
    [Repeat as necessary.]
    None

As of June 30, 2001                 FORM 13F


     Page 1 of 1

                                   Name of Reporting Manager Petros Advisors LLC
           Item 1:            Item 2:  Item 3:     Item 4:    Item 5:
            Name              Title    CUSIP       Fair      Shares or
             of                of      Number      Market    Principal
           Issuer             Class                Value      Amount
------------------------------------------------------------------------

Agere Systems Inc.            COM      00845V100  1,825,000  250,000
Andrx Group                   COM      345511018  8,470,000  110,000
Art Technology Group Inc      COM      04289L107  1,160,000  200,000
Avigen Inc                    COM      536901036  1,612,500   75,000
Bank Of America Corp          COM      605051044  1,500,750   25,000
Bethlehem Steel Corp          COM      087509105    424,200  210,000
Caremark Rx Inc               COM      141705103  2,500,400  152,000
Citigroup Inc                 COM      172967101  1,321,000   25,000
Commscope Inc                 COM      203372107  2,820,000  120,000
Compuware Corp                COM      205638109  2,098,500  150,000
Cryolife Inc                  COM      228903100  2,822,790   69,000
Diamond Offshore Drilling     COM      25271C102    826,250   25,000
Ensco International Inc       COM      26874Q100  1,170,000   50,000
Equity Office Properties Tr   COM      294741103  4,744,500  150,000
Gillette Company              COM      375766102  1,449,500   50,000
Golden West Financial Corp    COM      381317106  1,284,800   20,000
I-Stat Corp                   COM      450312103  6,773,030  459,500
Imc Global Inc                COM      449669100  1,887,000  185,000
Insite Vision Inc             COM      457660108    219,300  215,000
Integrated Device Tech Inc    COM      458118106    871,475   27,500
Integrated Information Sys    COM      45817B103    239,245  209,864
Intergraph Corp               COM      458683109  2,156,000  140,000
Interwoven Inc                COM      46114T102  1,647,750   97,500
Ivax Corp                     COM      465823102  7,215,000  185,000
Kimco Realty Corp             COM      49446R109    672,370   14,200
Kos Pharmaceuticals Inc       COM      500648100    987,500   25,000
Legato Systems Inc            COM      524651106  2,392,500  150,000
Limited Inc                   COM      532716107  2,065,000  125,000
Martek Biosciences Corp       COM      572901106  5,272,500  185,000
Nabors Industries Inc         COM      629568106  1,116,000   30,000
Neovest Ppm                   COM      640919106  1,017,500  250,000
Nexmed Inc                    COM      652903105  1,447,200  335,000
Parametric Technology Corp    COM      699173100  2,098,500  150,000
Polo Ralph Lauren Corp        COM      731572103  2,967,000  115,000
Research In Motion            COM      760975102  3,225,000  100,000
Service Corp International    COM      817565104    795,000  125,000
Simon Property Group Inc      COM      828806109  1,498,500   50,000
Teradyne Inc                  COM      880770102    700,000   20,000
Venator Group Inc             COM      922944103  1,147,500   75,000
Verisign Inc                  COM      92343E102  3,600,600   60,000
Vintage Petroleum Inc         COM      927460105  1,380,060   73,800
CALL/STAT(TAQJD) @ 20
  EXP10/20/2001               CALL     450312903    215,625    3,750
CALL/TAT(TATAD) @ 20
  EXP01/19/2002               CALL     001957908    570,000    1,500





                                             Item 6:                                         (SEC USE ONLY)
           Item 1:                    Investment Discretion            Item 7:                   Item 8:
            Name               -----------------------------------    Managers            Voting Authority Shares
             of                           (b) Shared -  (c) Shared -  See Instr.  -------------------------------------
           Issuer                          As Defined       Other          V      (a) Sole    (b) Shared  (c) None
                                               in
                               (a) Sole     Instr. V
-----------------------------------------------------------------------------------------------------------------------
Agere Systems Inc.                x                                                 250,000
Andrx Group                       x                                                 110,000
Art Technology Group Inc          x                                                 200,000
Avigen Inc                        x                                                  75,000
Bank Of America Corp              x                                                  25,000
Bethlehem Steel Corp              x                                                 210,000
Caremark Rx Inc                   x                                                 152,000
Citigroup Inc                     x                                                  25,000
Commscope Inc                     x                                                 120,000
Compuware Corp                    x                                                 150,000
Cryolife Inc                      x                                                  69,000
Diamond Offshore Drilling         x                                                  25,000
Ensco International Inc           x                                                  50,000
Equity Office Properties Tr       x                                                 150,000
Gillette Company                  x                                                  50,000
Golden West Financial Corp        x                                                  20,000
I-Stat Corp                       x                                                 459,500
Imc Global Inc                    x                                                 185,000
Insite Vision Inc                 x                                                 215,000
Integrated Device Tech Inc        x                                                  27,500
Integrated Information Sys        x                                                 209,864
Intergraph Corp                   x                                                 140,000
Interwoven Inc                    x                                                  97,500
Ivax Corp                         x                                                 185,000
Kimco Realty Corp                 x                                                  14,200
Kos Pharmaceuticals Inc           x                                                  25,000
Legato Systems Inc                x                                                 150,000
Limited Inc                       x                                                 125,000
Martek Biosciences Corp           x                                                 185,000
Nabors Industries Inc             x                                                  30,000
Neovest Ppm                       x                                                 250,000
Nexmed Inc                        x                                                 335,000
Parametric Technology Corp        x                                                 150,000
Polo Ralph Lauren Corp            x                                                 115,000
Research In Motion                x                                                 100,000
Service Corp International        x                                                 125,000
Simon Property Group Inc          x                                                  50,000
Teradyne Inc                      x                                                  20,000
Venator Group Inc                 x                                                  75,000
Verisign Inc                      x                                                  60,000
Vintage Petroleum Inc             x                                                  73,800
CALL/STAT(TAQJD) @ 20
  EXP10/20/2001                   x                                                   3,750
CALL/TAT(TATAD) @ 20
  EXP01/19/2002                   x                                                   1,500